Impairment of long-lived assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Key Assumptions Used in Value in Use Calculations and Sensitivity to Changes in Assumptions

CGU	Project period	CAGR	Working capital	Discount rate
Brazil	5 years	12.20%	13.20%	14.5%

CGU	Project period	CAGR	Royalty	Discount rate
Shoestock	Perpetual	11.30%	6.8%	14.5%